Strategic Funding (Tables)	12 Months Ended
Dec. 31, 2025
Strategic Funding [Abstract]
Schedule of Long-Term Loans to Cash Flow from Financing Activities

Reconciliation of movements of long-term loans to cash flow from financing activities is as follows:

	December 31
	2025	2024
	U.S. dollars in thousands
Balance at the beginning of year	970	1,092
Changes from financing cash flows:
Long-term loans payments (interest and principal)	(93)	(324)
Non-cash changes:
Long-term loans settled by share issuance	(978)	-
Financial expense	101	202
Balance at the end of year	-	970